As filed with the Securities and Exchange Commission on July 15, 2004

File Nos. 333-60174

811-03365

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 174	☒

(Check appropriate box or boxes.)

METLIFE INVESTORS USA SEPARATE ACCOUNT A

(Exact Name of Registrant)

METLIFE INVESTORS USA INSURANCE COMPANY

(Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California	92660
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code (800) 989-3752

Name and Address of Agent for Service

Richard C. Pearson

Executive Vice President

MetLife Investors USA Insurance Company

22 Corporate Plaza Drive

Newport Beach, California 92660

(949) 629-1317

Copies to:

W. Thomas Conner

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004

(202)383-0590

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

The prospectus and statement of additional information dated May 1, 2004, as supplemented May 1, 2004, for the Series C contracts included in Post-Effective Amendment No. 4 to the registration statement on Form N-4 (File No. 333-60174) filed on April 27, 2004 pursuant to paragraph (b) of Rule 485, are incorporated herein by reference.

MetLife Investors USA Insurance Company

MetLife Investors USA Separate Account A

MetLife Investors Insurance Company of California

MetLife Investors Variable Annuity Account Five

Supplement Dated August 2, 2004

To the Prospectus Dated May 1, 2004

This supplement describes an optional benefit, the Guaranteed Withdrawal Benefit (“GWB”), which may be added by rider to Series C variable annuity contracts issued by MetLife Investors USA Insurance Company (“we,” “us,” or “our”). The GWB guarantees that, provided withdrawals or amounts applied to an annuity option do not exceed the Annual Benefit Payment in any contract year, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount). The supplement provides information in addition to that contained in the prospectus dated May 1, 2004 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you do not have a copy of the prospectus, write to us at 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in the supplement, it has the meaning given to it in the prospectus.

1.    Fee Table And Examples

Add the following to the “Periodic Fees and Expenses Table” in the “FEE TABLES AND EXAMPLES” section of the prospectus:

Guaranteed Withdrawal Benefit Rider Charge Prior to Optional Reset	0.50% of the Guaranteed Withdrawal Amount**
Guaranteed Withdrawal Benefit Rider Charge Upon Optional Reset	0.95% of the Guaranteed Withdrawal Amount**

**	If you elect the Guaranteed Withdrawal Benefit (“GWB”), the Guaranteed Withdrawal Benefit Rider Charge (“GWB Rider Charge”) is deducted from your account value on each contract anniversary. The GWB Rider Charge is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. Initially, the Guaranteed Withdrawal Amount is equal to the initial purchase payment plus the GWB Bonus Amount (currently, 5% of the initial purchase payment). The GWB Rider Charge is deducted from your account value pro rata from each investment portfolio and the fixed account. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB Rider Charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

2.    Examples

The “Examples” in the “FEE TABLES AND EXAMPLES” section of the prospectus are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. Chart 1 in the “Examples” section illustrates the most expensive way to purchase the contract. Chart 1 assumes purchase of the Guaranteed Minimum Income Benefit rider (“GMIB rider”), as well as certain optional death benefits. With the availability of the GWB rider, purchasing the GMIB rider is no longer the most expensive way to purchase the contract in all years shown. Purchasing the contract with the GMIB rider is the most expensive way to purchase the contract is some years, and purchasing the contract with the GWB rider is the most expensive

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way to purchase the contract in other years (assuming you elect an Optional Reset of the GWB and as a result the GWB Rider Charge increases to the maximum charge permitted on an Optional Reset of 0.95%). You cannot purchase both the GMIB and the GWB riders. Therefore, we are adding the chart below to the “Examples” section of the prospectus to show the cost of purchasing the contract with the GWB rider. You can compare these expenses to those shown in Chart 1 in the “Examples” section of the prospectus, which assume that the GMIB rider is purchased.

Chart 3.    Chart 3 assumes you select the Compounded-Plus Death Benefit rider, the Additional Death Benefit-Earnings Preservation Benefit and the Guaranteed Withdrawal Benefit rider.

(1) If you surrender, do not surrender, or annuitize your contract at the end of the applicable time period:

Time Periods
1 year	3 years	5 years	10 years
(a)$442.53	(a)$1,333.20	(a)$2,231.49	(a)$4,717.98
(b)$347.46	(b)$1,055.33	(b)$1,781.02	(b)$3,911.41

The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Chart 2 in the “Examples” section of the prospectus illustrates the least expensive way to purchase the contract. That chart assumes that you do not purchase an optional death benefit rider, the GMIB rider or the GWB rider.

3.    Expenses

Add the following as a new section in the “EXPENSES” section of the prospectus:

Guaranteed Withdrawal Benefit — Rider Charge

If you elect the Guaranteed Withdrawal Benefit (“GWB”), a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The GWB Rider Charge is deducted from your account value pro rata from each investment option and the fixed account. If you elect an Optional Reset of the GWB on the 5th contract anniversary or thereafter as permitted, we may increase the GWB Rider Charge to the charge applicable to current contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB Rider Charge will continue even if your Benefit Base has been reduced to zero (see “ACCESS TO YOUR MONEY — Guaranteed Withdrawal Benefit”).

4.    Annuity Payments (the Income Phase)

Add the following to the discussion of the Guaranteed Minimum Income Benefit in the “ANNUITY PAYMENTS (THE INCOME PHASE)” section of the prospectus:

You may not have this benefit and the Guaranteed Withdrawal Benefit in effect at the same time.

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5.    Access To Your Money

Add the following as a new section in the “ACCESS TO YOUR MONEY” section of the prospectus:

Guaranteed Withdrawal Benefit

In states where approved, you may elect the Guaranteed Withdrawal Benefit (“GWB”) as an optional rider to your contract. You may elect the GWB rider prior to age 86 at the time you purchase a contract. The GWB guarantees that, provided withdrawals or amounts applied to an annuity option do not exceed the Annual Benefit Payment (the initial Annual Benefit Payment is currently 7% of your initial purchase payment plus the GWB Bonus Amount) in any contract year, the total payments that you or your beneficiary will receive from the contract over time will equal or exceed the Guaranteed Withdrawal Amount, which initially equals your purchase payments (and any applicable GWB Bonus Amount). The GWB is intended to protect you against poor investment performance. However, the GWB does not establish or guarantee an account value or minimum return for any investment portfolio, and the GWB may protect you against poor investment performance only if your annual withdrawals or amounts applied to an annuity option are less than or equal to the Annual Benefit Payment. Even if your annual withdrawals or amounts applied to an annuity option are less than or equal to the Annual Benefit Payment, income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Once elected, the GWB rider cannot be terminated except as described below. You may not elect both the GWB and GMIB riders under your contract.

If in any contract year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your beneficiary will receive from the contract over time may be less than the Guaranteed Withdrawal Amount. This reduction may be significant. However, the GWB Rider Charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (which does not decrease due to withdrawals) until termination of the contract.

Benefit Base.    Your initial Benefit Base is equal to the initial Guaranteed Withdrawal Amount, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

The Benefit Base is equal to:

•	Your initial purchase payment, increased by any applicable GWB Bonus Amount (currently, 5% for the initial purchase payment);

•	Increased by each subsequent purchase payment, and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

•	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and

•	If a Benefit Paid from your contract is not payable to the contract owner or contract owner’s bank account (or annuitant’s bank account, if the owner is a non-natural person) or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

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Annual Benefit Payment.    The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, currently 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

Benefits Paid from your contract have the following effect. If annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. (However, as noted above, during the first contract year, even if annual Benefits Paid from your contract do not exceed the Annual Benefit Payment, withdrawal charges may apply to withdrawals unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program.) If a Benefit Paid from your contract does result in annual Benefits Paid during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner’s bank account (or the annuitant’s bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate.

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.

Guaranteed Withdrawal Amount.    The initial Guaranteed Withdrawal Amount is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB Rider Charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

Optional Reset.    An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB Rider Charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth contract anniversary prior to the owner’s 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset. If the owner is a non-natural person, the annuitant’s age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);

•	Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (currently 7%); and

•	Reset the GWB Rider Charge equal to the then current level we charge at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the account value is less than the Guaranteed Withdrawal Amount.

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Termination of the GWB Rider.    The GWB rider will terminate:

1.	When you take a total withdrawal of your account value (a pro rata portion of the annual GWB Rider Charge will apply);

2.	The date you apply your account value to an annuity option (a pro rata portion of the annual GWB Rider Charge will apply);

3.	When your account value is not sufficient to pay the charge for this benefit (whatever account value is available will be applied to pay the annual GWB Rider Charge);

4.	The owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies (if the owner is a non-natural person);

5.	There is a change in owners, joint owners or annuitants (if the owner is a non-natural person) (a pro rata portion of the annual GWB Rider Charge will apply); or

6.	The contract is terminated (a pro rata portion of the annual GWB Rider Charge will apply).

Additional Information.    If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB Charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner (or the annuitant if the owner is a non-natural person) or to your beneficiary, if you or the annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.

If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while this benefit is in effect, your beneficiary may elect to receive the Guaranteed Withdrawal Benefit as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit.

If the beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently then annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary’s estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a) (9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB Charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

Examples

A.	How Withdrawals Affect the Benefit Base

(1)

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 × 5%). Assume that the account value grew to $110,000 because of market performance. If a subsequent

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withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 – $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

(2)	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B.	How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

(1)	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 (7% x $105,000). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% × $10,000) = $80,500. The Annual Benefit Payment would be equal to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350, however, the period of time over which the Annual Benefit Payment may be taken is lengthened.

C.	How Withdrawals Affect the Annual Benefit Payment

(1)	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 – $9,000 – $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be equal to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

(2)	An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be equal to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D.	How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount and GWB Rider Charge

(1)	An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. The annual GWB Rider Charge would be $525 ($105,000 × .005). Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 were made, the Benefit Base would be increased to $70,000 + $10,000 + (5% × $10,000) = $80,500. The Guaranteed Withdrawal Amount would be equal to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000 and the annual GWB Rider Charge would remain at $525.

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E.	Putting It All Together

(1)	When Withdrawals Do Not Exceed the Annual Benefit Payment. An initial purchase payment is made of $100,000. The initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000, and the Annual Benefit Payment is $7,350. Assume that the Benefit Base was reduced to $82,950 due to three years of withdrawing $7,350 each year and assume that the account value reduces to $50,000 at year four due to poor market performance. If you withdraw $7,350 at this time, your account value will be reduced to $50,000 – $7,350 = $42,650. Your Benefit Base will be reduced to $82,950 – $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there is no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount remains at $105,000 and the Annual Benefit Payment remains at $7,350.

(2)	When Withdrawals Do Exceed the Annual Benefit Payment. An initial purchase payment is made of $100,000. The initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000, and the Annual Benefit Payment is $7,350. Assume that the Benefit Base was reduced to $82,950 due to three years of withdrawing $7,350 each year and assume that the account value was reduced to $50,000 at year four due to poor market performance. If you withdraw $10,000 at this time, your account value will be reduced to $50,000 – $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 – $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base is greater than the resulting account value, there is an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% × $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer is guaranteed to be received over time. The new Benefit Base of $40,000 is now the remaining amount guaranteed to be available to be withdrawn over time, provided your annual withdrawals or amounts you apply to an annuity option are less than or equal to the Annual Benefit Payment.

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F.	How the Optional Reset Works

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value is $100,000, the initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000 and the Annual Benefit Payment is $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume that the GWB Rider Charge is still .50%. If an Optional Reset is elected, the charge would remain at .50% and would be applied to the new Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% × $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume that the GWB Rider Charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60% and would be applied to the new Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Amount and the Benefit Base will both be reset to $250,488, and the Annual Benefit Payment would become 7% × $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume that the GWB Rider Charge is still .60%. If an Optional Reset is elected, the charge would remain at .60% and would be applied to the new Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Amount and the Benefit Base will both be reset to $395,016, and the Annual Benefit Payment would become 7% × $395,016 = $27,651.

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The period of time over which the Annual Benefit Payment may be taken is lengthened.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

22 Corporate Plaza Drive	Telephone: 800-989-3752
Newport Beach, CA 92660

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PART C

OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

1.	Report of Independent Auditors.

2.	Statement of Assets and Liabilities as of December 31, 2003.

3.	Statement of Operations for the year ended December 31, 2003.

4.	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.

5.	Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof

1.	Report of Independent Auditors.

2.	Balance Sheets as of December 31, 2003 and 2002.

3.	Statements of Income for the years ended December 31, 2003, 2002 and 2001.

4.	Statements of Stockholder’s Equity for the years ended December 31, 2003, 2002 and 2001.

5.	Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001.

6.	Notes to Financial Statements.

b.	Exhibits

1.	Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (6)

2.	Not Applicable.

3.	(i) Form of Principal Underwriter’s Agreement (2)

(ii)	Principal Underwriter’s and Selling Agreement (effective January 1, 2001) (6)

(iii)	Amendment to Principal Underwriter’s and Selling Agreement (effective January 1, 2002) (6)

4.	(a) (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)

(ii)	Enhanced Dollar Cost Averaging Rider (1)

(iii)	Three Month Market Entry Rider (1)

(iv)	Death Benefit Rider—Principal Protection (1)

(v)	Death Benefit Rider—Compounded-Plus (1)

(vi)	Death Benefit Rider—(Annual Step-Up) (1)

(vii)	Guaranteed Minimum Income Benefit Rider—(Living Benefit) (1)

(viii)	Additional Death Benefit Rider—(Earnings Preservation Benefit) (1)

(ix)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)

(x)	Terminal Illness Rider (1)

(xi)	Individual Retirement Annuity Endorsement (1)

(xii)	Roth Individual Retirement Annuity Endorsement (1)

(xiii)	401 Plan Endorsement (1)

(xiv)	Tax Sheltered Annuity Endorsement (1)

(xv)	Unisex Annuity Rates Rider (1)

(xvi)	Endorsement (Name Change – effective March 1, 2001. MetLife Investors USA Insurance Company; Predecessor Security First Life Insurance Company) (3)

(xvii)	Form of Guaranteed Minimum Income Benefit Rider—(Living Benefit) (GMIB II 03/03) (5)

(xviii)	Form of Guaranteed Withdrawal Benefit Rider – (GWB) MLIU-690-1 (7/04) (6)

(xix)	Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04) (6)

(xx)	Individual Retirement Annuity Endorsement 8023.1 (9/02) (6)

(xxi)	Roth Individual Retirement Annuity Endorsement 9024.1 (9/02) (6)

(xxii)	401(a)/403(a) Plan Endorsement 8025.1 (9/02) (6)

(xxiii)	Tax Sheltered Annuity Endorsement 8026.1 (9/02) (6)

(xxiv)	Simple Individual Retirement Annuity Endorsement 8276 (9/02) (6)

5.	(i) Form of Variable Annuity Application (2)

(ii)	Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA (6)

6.	(i)	Copy of Restated Articles of Incorporation of the Company (6)

	(ii)	Copy of the Bylaws of the Company (6)

	(iii)	Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (6)

	(iv)	Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (6)

	(v)	Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (6)

	(vi)	Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (6)

	(vii)	Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (6)

	(viii)	Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed1/8/01 and signed 12/18/00 (6)

7.	(i)	Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company (4)

	(ii)	Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (4)

8.	(i)	Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and Security First Life Insurance Company (3)

	(ii)	Form of Participation Agreement Among Met Investors Series Trust, Metlife Investors Distribution Company and Metlife Investors USA Insurance Company (4)

	(iii)	Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (6)

9.	Opinion and Consent of Counsel (5)

10.	(i)	Consent of Independent Auditors (filed herewith)

	(ii)	Consent of Counsel (SAB) (filed herewith)

	(iii)	Consent of Counsel (MLI USA) (filed herewith)

11.	Not Applicable.

12.	Not Applicable.

13.	Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, George Foulke and Jeffrey A. Tupper. (5)

(1)	incorporated herein by reference to Registrant’s Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2)	incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on March 21, 2001.

(3)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(4)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

(5)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

(6)	incorporated herein by reference to Registrant’s Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Michael K. Farrell 22 Corporate Plaza Drive Newport Beach, CA 92660	Chairman of the Board, President, Chief Executive Officer and Director

Susan A. Buffum 334 Madison Avenue Convent Station, NJ 07961	Director

James P. Bossert 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Chief Financial Officer and Director

Michael R. Fanning 501 Boylston Street Boston, MA 02116	Director

Elizabeth M. Forget 260 Madison Avenue New York, NY 10016	Director

George Foulke 501 Route 22 Bridgewater, NJ 08807	Director

Hugh C. McHaffie 501 Boylston Street Boston, MA 02116	Executive Vice President and Director

Kevin J. Paulson 4700 Westown Parkway West Des Moines, IA 50266	Senior Vice President

Richard C. Pearson 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, General Counsel, Secretary and Director

Helayne F. Klier 260 Madison Avenue New York, NY 10016	Executive Vice President

Jeffrey A. Tupper 22 Corporate Plaza Drive Newport Beach, CA 92660	Assistant Vice President and Director

Debora L. Buffington 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, Director of Compliance

Betty Davis 1125 - 17th Street Denver, CO 80202	Vice President

Louis M. Weisz 501 Boylston Street Boston, MA 02116	Vice President, Appointed Actuary

Christopher A. Kremer 501 Boylston Street Boston, MA 02116	Vice President

Marian J. Zeldin 501 Route 22 Bridgewater, NJ 08907	Vice President

Karen A. Johnson 501 Boylston Street Boston, MA 02116	Vice President

Deron J. Richens 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Anthony J. Williamson 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer

ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Investors Group, Inc. which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

B.	MetLife Bank National Association (USA)

C.	Exeter Reassurance Company, Ltd. (Bermuda)

D.	MetLife Taiwan Insurance Company Limited (Taiwan)

E.	Metropolitan Insurance and Annuity Company (DE)

1.	TH Tower NGP, LLC (DE)

2.	Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

3.	TH Tower Leasing, LLC (DE)

F.	MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G.	MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

1.	MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

a)	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H.	MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.	Metropolitan Life Seguros de Vida S.A. (Uruguay)

1.	Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.	MetLife Securities, Inc. (DE)

K.	MetLife General Insurance Agency, Inc. (DE)

1.	MetLife General Insurance Agency of North Carolina, Inc. (DE)

2.	MetLife General Insurance Agency of Texas, Inc. (DE)

3.	MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.	Metropolitan Property and Casualty Insurance Company

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	Met P&C Managing General Agency, Inc. (TX)

5.	MetLife Auto & Home Insurance Agency, Inc. (RI)

6.	Metropolitan Group Property and Casualty Insurance Company (RI)

a)	Metropolitan Reinsurance Company (U.K.) Limited (United Kingdom)

7.	Metropolitan Lloyds, Inc. (TX)

a)	Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

8.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

M.	Cova Corporation (MO)

1.	Texas Life Insurance Company (TX)

a)	Texas Life Agency Services, Inc. (TX)

b)	Texas Life Agency Services of Kansas, Inc. (KS)

2.	Cova Life Management Company (DE)

3.	MetLife Investors Insurance Company (MO)

a)	MetLife Investors Insurance Company of California (CA)

b)	First MetLife Investors Insurance Company (NY)

N.	Metropolitan Tower Life Insurance Company (DE)

O.	N.L. Holding Corp. (DEL) (NY)

1.	Nathan & Lewis Associates-Arizona, Inc. (AZ)

2.	Nathan & Lewis Associates, Inc. (NY)

a)	Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

b)	Nathan and Lewis Associates of Texas, Inc. (TX)

P.	Walnut Street Securities, Inc. (MO)

1.	WSS Insurance Agency of Massachusetts, Inc. (MA)

2.	Walnut Street Advisers, Inc. (MO)

3.	WSS Insurance Agency of Nevada, Inc. (NV)

Q.	MetLife Investors Group, Inc. (DE)

1.	MetLife Investors USA Insurance Company (DE)

2.	MetLife Investors Distribution Company (DE)

3.	Met Investors Advisory, LLC (DE)

4.	MetLife Investors Financial Agency, Inc. (TX)

R.	MetLife International Holdings, Inc. (DE)

1.	MetLife Iberia, S.A. (Spain)

a)	Seguros Genesis S.A. (Spain)

b)	Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

2.	Natiloportem Holdings, Inc. (DE)

a)	Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

b)	Servicios Administrativos Gen, S.A. de C.V. (Mexico)

c)	European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

3.	MetLife India Insurance Company Private Limited (India)- 26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

4.	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

5.	Metropolitan Life Seguros de Retiro S.A. (Argentina)- 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

6.	Metropolitan Life Seguros de Vida S.A. (Argentina)- 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

a)	Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

7.	MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

8.	MetLife Insurance Company of Korea Limited (South Korea)

9.	Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.	Metropolitan Life Insurance Company (NY)

1.	334 Madison Avenue BTP-D Holdings, LLC (DE)

2.	334 Madison Avenue BTP-E Holdings, LLC (DE)

3.	334 Madison Avenue Euro Investments, Inc. (DE)

a)	Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

(1)	Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

4.	St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

5.	One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

6.	CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

7.	GA Holding Corp. (MA)

8.	CRH Co., Inc. (MA)

9.	L/C Development Corporation (CA)

10.	Benefit Services Corporation (GA)

11.	Thorngate, LLC (DE)

12.	Alternative Fuel I, LLC

13.	One Madison Merchandising L.L.C. (CT)

14.	Transmountain Land & Livestock Company (MT)

15.	MetPark Funding, Inc. (DE)

16.	HPZ Assets LLC (DE)

17.	MetDent, Inc. (DE)

18.	Missouri Reinsurance (Barbados), Inc. (Barbados)

19.	Metropolitan Tower Realty Company, Inc. (DE)

20.	P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

21.	Metropolitan Life Holdings Netherlands BV (Netherlands)

22.	MetLife (India) Private Ltd. (India)

23.	Metropolitan Marine Way Investments Limited (Canada)

24.	MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

25.	MetLife Investments Ireland Limited (Ireland)

26.	MetLife Private Equity Holdings, LLC (DE)

27.	23rd Street Investments, Inc. (DE)

a)	Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

b)	Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

(1)	Coating Technologies International, Inc. (DE)

28.	Metropolitan Realty Management, Inc. (DE)

a)	Cross & Brown Company (NY)

(1)	CBNJ, Inc. (NJ)

29.	Hyatt Legal Plans, Inc. (DE)

a)	Hyatt Legal Plans of Florida, Inc. (FL)

30.	MetLife Holdings, Inc.

a)	MetLife Credit Corp.

b)	MetLife Funding, Inc.

31.	SSRM Holdings, Inc. (DE)- Employees of State Street Research & Management Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

a)	State Street Research & Management Company (DE)

(1)	State Street Research Investment Services, Inc. (MA)

b)	SSR Realty Advisors, Inc. (DE)

(1)	Metric Management, Inc. (DE)

(2)	Metric Assignor, Inc. (CA)

(3)	SSR AV, Inc. (DE)

(4)	Metric Capital Corporation (CA)

(5)	SSR Development Partners LLC (DE)

(6)	Metric Property Management, Inc. (DE)

(7)	SSR AVF III LLC

32.	Bond Trust Account A

33.	Metropolitan Asset Management Corporation (DE)

a)	MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

(1)	MetLife Capital CFLI Holdings, LLC (DE)

(a)	MetLife Capital CFLI Leasing, LLC (DE)

b)	MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

c)	MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

d)	MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

e)	MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

f)	MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

34.	New England Life Insurance Company (MA)

a)	MetLife Advisers, LLC (MA)

b)	New England Securities Corporation (MA)

(1)	Hereford Insurance Agency, Inc. (MA)

c)	New England Financial Distributors LLC (DE)- 79.29% is held by New England Life Insurance Company

d)	Newbury Insurance Company, Limited (Bermuda)

e)	New England Pension and Annuity Company (DE)

f)	Omega Reinsurance Corporation (AZ)

35.	GenAmerica Financial Corporation (MO)

a)	GenAmerica Capital I (DE)

b)	General American Distributors, Inc. (MO)

c)	General American Life Insurance Company (MO)

(1)	Paragon Life Insurance Company (MO)

(2)	GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

(3)	Krisman, Inc. (MO)

(4)	White Oak Royalty Company (OK)

(5)	Equity Intermediary Company (MO)

(a)	Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

(i)	Reinsurance Company of Missouri, Incorporated (MO)

(A)	RGA Reinsurance Company (MO)

(aa)	Fairfield Management Group, Inc. (MO)

(a.1)	Reinsurance Partners, Inc. (MO)

(a.2)	Great Rivers Reinsurance Management, Inc. (MO)

(a.3)	RGA (U.K.) Underwriting Agency Limited (United Kingdom)

(ii)	Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

(iii)	RGA Sigma Reinsurance SPC (Cayman Islands)

(iv)	RGA Capital Trust I (DE)

(v)	RGA Americas Reinsurance Company, Ltd.

(Barbados)

(vi)	RGA Reinsurance Company (Barbados) Ltd.

(Barbados)

(A)	RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

(vii)	RGA Life Reinsurance Company of Canada (Canada)

(viii)	RGA International Corporation (Nova Scotia)

(A)	RGA Financial Products Limited (Canada)

(ix)	RGA Holdings Limited (U.K.) (United Kingdom)

(A)	RGA UK Services Limited (United Kingdom)

(B)	RGA Capital Limited U.K. (United Kingdom)

(C)	RGA Reinsurance (UK) Limited (United Kingdom)

(x)	RGA South African Holdings (Pty) Ltd. (South Africa)

(A)	RGA Reinsurance Company of South Africa Limited (South Africa)

(xi)	RGA Australian Holdings PTY Limited (Australia)

(A)	RGA Reinsurance Company of Australia Limited (Australia)

(B)	RGA Asia Pacific PTY, Limited (Australia)

(xii)	General American Argentina Seguros de Vida, S.A. (Argentina)

(xiii)	RGA Argentina S.A. (Argentina)

(xiv)	Regal Atlantic Company (Bermuda) Ltd. (Bermuda)

(xv)	Malaysia Life Reinsurance Group Berhad (Malaysia)- 30% interest of Malaysia Life Reinsurance Group Berhad is held by Reinsurance Group of America, Incorporated.

(xvi)	RGA Technology Partners, Inc. (MO)

(xvii)	RGA International Reinsurance Company (Ireland)

The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships (“MILPs”), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company (“NELICO”), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer’s shares.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.	NUMBER OF CONTRACT OWNERS

As of May 31, 2004, there were 2,128 qualified contract owners and 2,024 non-qualified contract owners.

ITEM 28.	INDEMNIFICATION

A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director’s duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.

ITEM 29.	PRINCIPAL UNDERWRITERS

(a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust;

MetLife Investors Variable Annuity Account One;

MetLife Investors Variable Annuity Account Five;

MetLife Investors Variable Life Account One;

MetLife Investors Variable Life Account Five; and

First MetLife Investors Variable Annuity Account One.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

Name and Principal Business Address	Positions and Offices with Underwriter
Richard C. Pearson 22 Corporate Plaza Drive Newport Beach, CA 92660	President and Director

Elizabeth M. Forget 260 Madison Avenue New York, NY 10016	Executive Vice President, Chief Marketing Officer and Director

Edward C. Wilson 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Chief Distribution Officer and Director

James P. Bossert 22 Corporate Plaza Drive Newport Beach, CA 92660	Director

Michael K. Farrell 22 Corporate Plaza Drive Newport Beach, CA 92660	Director

Lisa S. Kuklinski Harborside Financial Center 600 Plaza II Jersey City, NJ 07311	Director

Paul Hipworth 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Chief Financial Officer

Paul A. LaPiana 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Life Insurance Distribution Division

Helayne F. Klier 260 Madison Avenue New York, NY 10016	Executive Vice President and Director

Leslie Sutherland 22 Corporate Plaza Drive Newport Beach, CA 92660	Executive Vice President, Chief Sales Officer

Charles M. Deuth 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, National Accounts and Director

Debora L. Buffington 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President, Director of Compliance

James R. Fitzpatrick 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Paul M. Kos 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Deron J. Richens 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Paul A. Smith 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Cathy Sturdivant 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Paulina Vakouros 22 Corporate Plaza Drive Newport Beach, CA 92660	Vice President

Jonnie L. Crawford 22 Corporate Plaza Drive Newport Beach, CA 92660	Secretary

Anthony J. Williamson 1 MetLife Plaza 27-01 Queens Plaza North Long Island City, NY 11101	Treasurer

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name Of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$169,179,314	$0	$0	$0

ITEM 30.    Location of Accounts and Records

The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)	Registrant
(b)	Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
(c)	State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
(d)	MetLife Investors Distribution Company, 22 Corporate Plaza Drive, New Port Beach, CA 92660
(e)	MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660
(f)	Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607
(g)	Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
(h)	Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
(i)	Metropolitan Life Insurance Company, 1125 17th Street, Denver, CO 80202

ITEM 31.    MANAGEMENT SERVICES

Not Applicable.

ITEM 32.    UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. MetLife Investors USA Insurance Company (“Company”) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Newport Beach and State of California on this 12th day of July 2004.

METLIFE INVESTORS USA SEPARATE ACCOUNT A (REGISTRANT)

By:	METLIFE INVESTORS USA INSURANCE COMPANY

By:	/s/ MICHAEL K. FARRELL
Michael K. Farrell
President and Chief Executive Officer

METLIFE INVESTORS USA INSURANCE COMPANY (DEPOSITOR)

By:	/s/ MICHAEL K. FARRELL
Michael K. Farrell
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on July 12, 2004.

/s/ MICHAEL K. FARRELL* Michael K. Farrell	Chairman of the Board, Chief Executive Officer, President and Director

/s/ JAMES P. BOSSERT* James P. Bossert	Executive Vice President and Chief Financial Officer (Principal Accounting Officer) and Director

/s/ SUSAN A. BUFFUM* Susan A. Buffum	Director

/s/ MICHAEL R. FANNING* Michael R. Fanning	Director

/s/ ELIZABETH M. FORGET* Elizabeth M. Forget	Director

/s/ GEORGE FOULKE* George Foulke	Director

/s/ HUGH C. MCHAFFIE* Hugh C. McHaffie	Director

/s/ RICHARD C. PEARSON* Richard C. Pearson	Director

/s/ JEFFREY A. TUPPER* Jeffrey A. Tupper	Director

*By:	/s/ MICHELE H. ABATE
Michele H. Abate, Attorney-in-Fact

July 12, 2004

*	MetLife Investors USA Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant’s Post-Effective Amendment No. 5 to Form N-4
(File Nos. 333-54464/811-03365) filed as Exhibit 13 on April 27, 2004.

INDEX TO EXHIBITS

10	(i)	Consent of Independent Registered Public Accounting Firm

10	(ii)	Consent of Sutherland Asbill & Brennan LLP

10	(iii)	Consent of Counsel (MLI USA)